Commitments And Contingencies	12 Months Ended
Jan. 01, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
Commitments and Contingencies
On November 16, 1998, the Equal Employment Opportunity Commission (“EEOC”) filed suit in the United States District Court for the Northern District of New York (the “Court”), under Title VII of the Civil Rights Act of 1964, as amended, against Carrols. The complaint alleged that Carrols engaged in a pattern or practice of unlawful discrimination, harassment and retaliation against former and current female employees. The EEOC ultimately attempted to present evidence of 511 individuals that it believed constituted the “class” of claimants for which it was seeking monetary and injunctive relief from Carrols. On April 20, 2005, the Court issued a decision and order granting Carrols' Motion for Summary Judgment that Carrols filed in January 2004, dismissing the EEOC's pattern or practice claim. Carrols then moved for summary judgment against the claims of the 511 individual claimants. On March 2, 2011, the Court issued a decision and order granting summary judgment against the claims of all but 131 of the 511 individual claimants and dismissed 380 of the individual claimants from the case. Both the EEOC and Carrols subsequently filed motions for reconsideration in part of the Court's March 2, 2011 decision and order, which motions were denied by the Court in a decision and order issued February 10, 2012. Pursuant to the Court's order the parties submitted on March 1, 2012 letter briefs outlining their respective proposals on how the Court should proceed with the trials of the remaining claimants. The Court has ruled in part on the March 1, 2012 letter briefs requiring that depositions of the remaining claimants and other identified witnesses should move forward to be completed in 2012.
Subject to possible appeal by the EEOC, the EEOC's pattern or practice claim is dismissed however; the Court has yet to determine how the claims of the individual claimants will proceed. Although the Company believes that the EEOC's continued class litigation argument is without merit, it is not possible to predict the outcome of that matter on an appeal, if one is taken. The Company does not believe that any of the remaining claims, individually or in the aggregate, would have a material adverse impact on its consolidated financial statements.
The Company is a party to various other litigation matters incidental to the conduct of the Company's business. The Company does not believe that the outcome of any of these other matters will have a material adverse effect on its consolidated financial statements.